Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com
October 21, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Growth Series (Invesco Growth Series) CIK 0000202032
Ladies and Gentlemen:
On behalf of AIM Growth Series (Invesco Growth Series) (the “Fund”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post Effective Amendment No. 90 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendement is being filed in order to add Class S shares to Invesco Moderately Conservative Allocation Fund and Instituitonal Class shares to Invesco Convertible Securities Fund.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-1968.
Very truly yours,

/s/ Stephen R. Rimes
Stephen R. Rimes
Counsel